FINANCIAL INSTRUMENTS - Fair Values of Derivative Instruments on a Gross Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Derivative [Line Items]
Derivative asset	$ 540	$ 46,970
Derivative liability	(45,625)	(56,205)
Oil derivative instrument
Derivative [Line Items]
Derivative asset	540	45,640
Derivative liability			$ (79,600)
Foreign exchange swap
Derivative [Line Items]
Derivative asset	0	214
Foreign exchange swaps	0	1,246
Net amount	(1,310)	0
Interest rate swap
Derivative [Line Items]
Derivative asset	0	84
Derivative liability	(44,315)	(5,798)
Equity Swap
Derivative [Line Items]
Derivative liability	$ 0	$ (50,407)